May 27, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Highland Funds I

File Nos. 333-132400 and 811-21866

Dear Sir or Madam:

On behalf of Highland Funds I (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Highland Long/Short Equity Fund, Highland Healthcare Opportunities Fund and Highland Opportunistic Credit Fund, each a series of the Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing submitted via EDGAR on May 18, 2020 (Accession No.: 0001193125-20-145195). If you have any questions, please contact me at (917) 522-6080.

Very truly yours,

/s/ Eric Griffith
Eric Griffith

Cc: L. Thedford